Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current provision expense
Federal—United States	$ 607
State—United States	444	$ 16	$ 17
Total current provision expense	1,051	16	17
Deferred provision expense
Federal—United States	(31)
State—United States	(50)	37	3
Total deferred provision expense	(81)	37	3
Total provision for income taxes	$ 970	$ 53	$ 20